UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, February 4, 2010

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: 158,925 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,695    56,608  SH          Sole               56,608
AMERICAN EXPRESS CO           COM           025816109         3,242    80,000  SH          Sole               80,000
ANALOG DEVICES INC            COM           032654105         1,236    39,148  SH          Sole               39,148
APACHE CORP                   COM           037411105         5,050    48,950  SH          Sole               48,950
BAKER HUGHES INC              COM           057224107         2,105    52,000  SH          Sole               52,000
BANK OF AMERICA CORPORATION   COM           060505104         3,313   220,000  SH          Sole              220,000
BARRICK GOLD CORP             COM           067901108         1,632    41,442  SH          Sole               41,442
BRISTOL MYERS SQUIBB CO       COM           110122108         1,187    47,000  SH          Sole               47,000
CA INC                        COM           12673P105         2,426   108,000  SH          Sole              108,000
CANADIAN NAT RES LTD          COM           136385101         1,957    27,000  SH          Sole               27,000
CENOVUS ENERGY INC            COM           15135U109           657    26,000  SH          Sole               26,000
CHEVRON CORP NEW              COM           166764100         2,002    26,000  SH          Sole               26,000
CISCO SYS INC                 COM           17275R102         4,798   200,430  SH          Sole              200,430
CITIGROUP INC                 COM           172967101         1,986   600,000  SH          Sole              600,000
COCA COLA CO                  COM           191216100         2,622    46,000  SH          Sole               46,000
CONOCOPHILLIPS                COM           20825C104         4,494    87,996  SH          Sole               87,996
COOPER INDUSTRIES PLC         SHS           G24140108         2,260    53,000  SH          Sole               53,000
DISNEY WALT CO                COM DISNEY    254687106         3,082    95,566  SH          Sole               95,566
DUKE ENERGY CORP NEW          COM           26441C105         2,065   120,000  SH          Sole              120,000
ENCANA CORP                   COM           292505104           846    26,000  SH          Sole               26,000
EOG RES INC                   COM           26875P101         1,946    20,000  SH          Sole               20,000
EXELON CORP                   COM           30161N101         1,466    30,000  SH          Sole               30,000
EXPRESS SCRIPTS INC           COM           302182100         3,544    41,000  SH          Sole               41,000
EXXON MOBIL CORP              COM           30231G102         3,141    46,068  SH          Sole               46,068
FREEPORT-MCMORAN COPPER &GO   COM           35671D857         4,721    58,800  SH          Sole               58,800
GENERAL ELECTRIC CO           COM           369604103         3,102   205,000  SH          Sole              205,000
GOLDMAN SACHS GROUP INC       COM           38141G104         2,381    14,100  SH          Sole               14,100
GOOGLE INC                    CL A          38259P508         2,852     4,600  SH          Sole                4,600
HEWLETT PACKARD CO            COM           428236103         3,245    63,000  SH          Sole               63,000
HOME DEPOT INC                COM           437076102         2,699    93,285  SH          Sole               93,285
HONEYWELL INTL INC            COM           438516106         3,371    86,000  SH          Sole               86,000
INGERSOLL-RAND PLC            SHS           G47791101         2,323    65,000  SH          Sole               65,000
INTERNATIONAL BUSINESS MACHS  COM           459200101         3,229    24,665  SH          Sole               24,665
JOHNSON & JOHNSON             COM           478160104         3,465    53,795  SH          Sole               53,795
JPMORGAN CHASE & CO           COM           46625H100         3,938    94,500  SH          Sole               94,500
KRAFT FOODS INC               CL A          50075N104         2,039    75,000  SH          Sole               75,000
LAUDER ESTEE COS INC          CL A          518439104         1,354    28,000  SH          Sole               28,000
LOCKHEED MARTIN CORP          COM           539830109         1,948    25,859  SH          Sole               25,859
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         7,007   109,643  SH          Sole              109,643
MERCK & CO INC NEW            COM           58933Y105         2,192    60,000  SH          Sole               60,000
METLIFE INC                   COM           59156R108         1,449    41,000  SH          Sole               41,000
MICROSOFT CORP                COM           594918104         5,647   185,218  SH          Sole              185,218
PEABODY ENERGY CORP           COM           704549104         2,806    62,064  SH          Sole               62,064
PEPSICO INC                   COM           713448108         3,256    53,553  SH          Sole               53,553
PHILIP MORRIS INTL INC        COM           718172109         2,877    59,708  SH          Sole               59,708
PNC FINL SVCS GROUP INC       COM           693475105         1,742    33,000  SH          Sole               33,000
PULTE HOMES INC               COM           745867101           800    80,000  SH          Sole               80,000
SAFEWAY INC                   COM NEW       786514208         1,703    80,000  SH          Sole               80,000
STATE STR CORP                COM           857477103         2,133    49,000  SH          Sole               49,000
SUNCOR ENERGY INC NEW         COM           867224107         3,132    88,239  SH          Sole               88,239
TARGET CORP                   COM           87612E106         2,952    61,036  SH          Sole               61,036
TEXAS INSTRS INC              COM           882508104         2,502    96,000  SH          Sole               96,000
TIME WARNER INC               COM NEW       887317303         2,152    73,692  SH          Sole               73,692
TOLL BROTHERS INC             COM           889478103           745    39,600  SH          Sole               39,600
TORONTO DOMINION BK ONT       COM NEW       891160509         2,831    45,000  SH          Sole               45,000
UNION PAC CORP                COM           907818108         1,981    31,000  SH          Sole               31,000
UNITEDHEALTH GROUP INC        COM           91324P102         2,438    80,000  SH          Sole               80,000
VERIZON COMMUNICATIONS INC    COM           92343V104         1,531    46,200  SH          Sole               46,200
WELLPOINT INC                 COM           94973V107         2,623    45,000  SH          Sole               45,000
XEROX CORP                    COM           984121103         2,047   242,000  SH          Sole              242,000
YUM BRANDS INC                COM           988498101         1,958    56,000  SH          Sole               56,000

                                            TOTAL           158,925